Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Real estate investments, net	$ 8,911,648	$ 9,079,678	$ 7,793,639
Cash and cash equivalents	1,138,801	360,492	0
Tenant and other receivables, net	6,104	9,503	0
Prepaid expenses and other assets	8,890	10,906	0
Above market lease, asset	44,981	46,161	0
Total assets	10,110,424	9,506,740	7,793,639
Liabilities
Debt, net	3,940,803	3,621,942	0
Due to MGM Resorts International and affiliates	524	166	0
Accounts payable, accrued expenses and other liabilities	12,281	10,478	0
Above market lease, liability	47,291	47,957	0
Accrued interest	27,393	26,137	0
Dividend and distribution payable	101,222	94,109	0
Deferred revenue	115,195	72,322	0
Deferred income taxes, net	25,368	25,368	1,734,680
Total liabilities	4,270,077	3,898,479	1,734,680
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	1,697,014	1,363,130	0
Accumulated deficit	(73,893)	(29,758)	0
Accumulated other comprehensive income (loss)	(308)	445	0
Predecessor net Parent investment		0	6,058,959
Noncontrolling interest	4,217,534	4,274,444	0
Total shareholders' equity	5,840,347	5,608,261	6,058,959
Partners' capital
General partner	0	0
Limited partners	5,840,347	5,608,261
Predecessor net Parent investment		0	6,058,959
Total partners' capital	5,840,347	5,608,261
Total liabilities and shareholders' equity	10,110,424	9,506,740	7,793,639
Class A Shares
Shareholders' equity
Class A shares	0	0	0
Total Class A shareholders' equity	1,622,813	1,333,817	6,058,959
MGP Operating Partnership
ASSETS
Real estate investments, net	8,911,648	9,079,678	7,793,639
Cash and cash equivalents	1,138,801	360,492	0
Tenant and other receivables, net	6,104	9,503	0
Prepaid expenses and other assets	8,890	10,906	0
Above market lease, asset	44,981	46,161	0
Total assets	10,110,424	9,506,740	7,793,639
Liabilities
Debt, net	3,940,803	3,621,942	0
Due to MGM Resorts International and affiliates	524	166	0
Accounts payable, accrued expenses and other liabilities	12,281	10,478	0
Above market lease, liability	47,291	47,957	0
Accrued interest	27,393	26,137	0
Dividend and distribution payable	101,222	94,109	0
Deferred revenue	115,195	72,322	0
Deferred income taxes, net	25,368	25,368	1,734,680
Total liabilities	4,270,077	3,898,479	1,734,680
Commitments and contingencies
Shareholders' equity
Predecessor net Parent investment		0	6,058,959
Partners' capital
General partner	0	0	0
Limited partners	5,840,347	5,608,261	0
Predecessor net Parent investment		0	6,058,959
Total partners' capital	5,840,347	5,608,261	6,058,959
Total liabilities and shareholders' equity	$ 10,110,424	$ 9,506,740	$ 7,793,639